Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
In December 2017, the Tax Cuts and Jobs Act was signed into law. As a result, the statutory corporate federal tax rate was lowered from 35% to 21%, effective January 1, 2018. In accordance with accounting principles generally accepted in the United States of America, the effect of rate changes are to be recorded as an adjustment to income in the year of enactment. As a result of the Tax Cuts and Jobs Act being signed into law, the Company revalued all deferred taxes to reflect the new statutory corporate tax rate resulting in a $3,603,000 charge to deferred tax expense in the fourth quarter of 2017. This charge included $697,000 related to unrealized losses on available-for-sale securities. Unrealized losses on available-for-sale securities are recognized as a component of equity as other comprehensive income. Management has elected to reclassify the $697,000 expense related to the available-for-sale rate change from retained earnings to other comprehensive income.
The components of the net deferred tax asset are as follows:

	In Thousands
	2018	2017
Deferred tax asset:
Federal	$9,046	7,222
State	2,739	2,068
	11,785	9,290
Deferred tax liability:
Federal	(2,167)	(1,402)
State	(717)	(464)
	(2,884)	(1,866)
Net deferred tax asset	$8,901	7,424

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2018	2017
Financial statement allowance for loan losses in excess of tax allowance	$6,846	5,925
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(2,557)	(1,539)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,128	1,075
Writedown of other real estate not deductible for income tax purposes until sold	176	161
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Unrealized loss on securities available-for-sale	2,726	1,498
Equity based compensation	469	178
Other items, net	440	453
Net deferred tax asset	$8,901	7,424

The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total
2018
Current	$8,310	721	9,031
Deferred	(136)	(112)	(248)
Total	$8,174	609	8,783
2017
Current	$14,004	2,354	16,358
Deferred	3,205	(209)	2,996
Total	$17,209	2,145	19,354
2016
Current	$12,910	2,095	15,005
Deferred	(136)	(28)	(164)
Total	$12,774	2,067	14,841

A reconciliation of actual income tax expense of $8,783,000, $19,354,000 and $14,841,000 for the years ended December 31, 2018, 2017 and 2016, respectively, to the “expected” tax expense (computed by applying the statutory rate of 21% for 2018 and 34% for 2017 and 2016 to earnings before income taxes) is as follows:

	In Thousands
	2018	2017	2016
Computed “expected” tax expense	$8,689	14,579	13,761
State income taxes, net of Federal income tax benefit	432	1,346	1,364
Tax exempt interest, net of interest expense exclusion	(226)	(415)	(401)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	—	399	370
Earnings on cash surrender value of life insurance	(177)	(292)	(283)
Expenses not deductible for tax purposes	16	43	40
Equity based compensation expense	(39)	16	35
Revaluation of federal deferred tax assets due to change in tax rates	—	3,603	—
Other	88	75	(45)
	$8,783	19,354	14,841

Total income tax expense for 2018, 2017 and 2016, includes $(170,000), $(67,000) and $176,000 of expense (benefit) related to the realized gain and loss, respectively, on sale of securities.
As of December 31, 2018, 2017 and 2016 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.
There were no unrecognized tax benefits at December 31, 2018.
Wilson Bank does not expect that unrecognized tax benefits will significantly increase or decrease within the next 12 months. Included in the balance at December 31, 2018, were approximately $11.8 million of tax positions (deferred tax assets) for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.
The Company and Wilson Bank file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2014. The Company’s Federal tax returns have been audited through December 31, 2005 with no changes.